Disclosures on financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Statement [line items]
Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2019.

Financial assets	Cash and other financial assets at amortized cost		Investments - FVTOCI		Investments - FVTPL		Investments - Amortized cost		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	215,598.0	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	215,598.0	Rs.	215,598.0	US$	3,117.6	US$	3,117.6
Short-term deposits		105,742.1		—		—		—		—		—		105,742.1		105,742.1		1,529.1		1,529.1
Finance receivables		336,246.9		—		—		—		—		—		336,246.9		334,290.5		4,862.2		4,833.9
Trade receivables		189,961.7		—		—		—		—		—		189,961.7		189,961.7		2,746.9		2,746.9
Other investments - non-current		—		7,412.9		7,523.4		38.8		—		—		14,975.1		14,975.1		216.8		216.8
Other investments - current		—		9.2		11,919.0		77,455.1		—		—		89,383.3		89,383.3		1,292.5		1,292.5
Other financial assets:
- current		37,615.3		—		—		—		2,840.2		9,515.2		49,970.7		49,970.7		722.6		722.6
- non-current		23,054.6		—		—		—		5,219.4		3,892.0		32,166.0		32,166.0		465.1		465.1

Total	Rs.	908,218.6	Rs.	7,422.1	Rs.	19,442.4	Rs.	77,493.9	Rs.	8,059.6	Rs.	13,407.2	Rs.	1,034,043.8	Rs.	1,032,087.4	US$	14,952.8	US$	14,924.5

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	759,681.7	Rs.	759,681.7	Rs.	759,681.7	US$	10,985.2	US$	10,985.2
Acceptances		—		—		31,771.2		31,771.2		31,771.2		459.5		459.5
Short-term debt (excluding current portion of long-term debt)		—		—		201,502.6		201,502.6		201,502.6		2,913.8		2,913.8
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		858,408.1		858,408.1		827,757.5		12,412.7		11,969.6
Other financial liabilities:
- current		8,853.9		38,571.4		56,243.9		103,669.2		103,669.2		1,499.1		1,499.1
- non-current		1,959.0		24,665.4		2,864.4		29,488.8		29,488.8		426.4		426.4

Total	Rs.	10,812.9	Rs.	63,236.8	Rs.	1,910,471.9	Rs.	1,984,521.6	Rs.	1,953,871.0	US$	28,696.7	US$	28,253.6

[1]	Includes USD denominated bonds designated as cash flow hedges against forecasted USD revenue amounting to Rs. 69,148.8 million (USD 1,000 million)
[2]

Inculdes Rs. 34,585.5 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs. 445.6 million on account of fair value changes attributable to the hedged interest rate risk.

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2018.

Financial assets	Cash, and loans and receivables		Available- for-sale financial assets		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	147,167.5	Rs.	—	Rs.	—	Rs.	—	Rs.	147,167.5	Rs.	147,167.5
Short-term deposits		193,615.7		—		—		—		193,615.7		193,615.7
Finance receivables		238,989.7		—		—		—		238,989.7		238,235.9
Trade receivables		198,933.0		—		—		—		198,933.0		198,933.0
Unquoted equity investments*		—		2,036.9		—		—		2,036.9		—
Unquoted equity investments at fair value		—		4,076.1		—		—		4,076.1		4,076.1
Other investments		1,094.0		147,007.0		—		—		148,101.0		148,101.0
Other financial assets:
- current		33,682.3		—		13,931.8		10,829.5		58,443.6		58,443.6
- non-current		22,123.8		—		11,880.7		16,588.3		50,592.8		50,592.8

Total	Rs.	835,606.0	Rs.	153,120.0	Rs.	25,812.5	Rs.	27,417.8	Rs.	1,041,956.3	Rs.	1,039,165.6

*	The fair value in respect of the unquoted equity investments cannot be reliably measured.

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	804,601.6	Rs.	804,601.6	Rs.	804,601.6
Acceptances		—		—		49,013.4		49,013.4		49,013.4
Short-term debt (excluding current portion of long-term debt)		—		—		167,948.5		167,948.5		167,948.5
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		720,758.3		720,758.3		727,920.3
Other financial liabilities:
- current		8,090.1		53,986.5		57,042.0		119,118.6		119,118.6
- non-current		1,395.1		23,106.9		3,385.4		27,887.4		27,887.4

Total	Rs.	9,485.2	Rs.	77,093.4	Rs.	1,802,749.2	Rs.	1,889,327.8	Rs.	1,896,489.8

*	Includes USD denominated bonds designated as cash flow hedges against forecasted USD revenue amounting to Rs.111,664.4 million (USD 1,700 million)

Summary of Amounts that have been Offset and Amounts that are Available for Offset

The following table discloses the amounts that have been offset, in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2019:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	21,466.8	Rs.	—	Rs.	21,466.8	Rs.	(17,173.7)	Rs.	—	Rs.	4,293.1
Trade receivables		191,052.4		(1,090.7)		189,961.7		—		—		189,961.7
Cash and cash equivalents		254,334.7		(38,736.7)		215,598.0		—		—		215,598.0

Total	Rs.	466,853.9	Rs.	(39,827.4)	Rs.	427,026.5	Rs.	(17,173.7)	Rs.	—	Rs.	409,852.8

	US$	6,750.9	US$	(575.9)	US$	6,175.0	US$	(248.3)	US$	—	US$	5,926.7

Financial liabilities
Derivative financial instruments	Rs.	74,049.7	Rs.	—	Rs.	74,049.7	Rs.	(17,173.7)	Rs.	—	Rs.	56,876.0
Accounts payable		760,772.4		(1,090.7)		759,681.7		—		—		759,681.7
Loans from banks/financial institutions (short-term)		129,983.7		(38,736.7)		91,247.0		—		—		91,247.0

Total	Rs.	964,805.8	Rs.	(39,827.4)	Rs.	924,978.4	Rs.	(17,173.7)	Rs.	—	Rs.	907,804.7

	US$	13,951.3	US$	(575.9)	US$	13,375.4	US$	(248.3)	US$	—	US$	13,127.1

The following table discloses the amounts that have been offset in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2018:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	53,230.3	Rs.	—	Rs.	53,230.3	Rs.	(49,058.2)	Rs.	—	Rs.	4,172.1
Trade receivables		199,905.7		(972.7)		198,933.0		—		—		198,933.0
Cash and cash equivalents		163,843.3		(16,675.8)		147,167.5		—		—		147,167.5

Total	Rs.	416,979.3	Rs.	(17,648.5)	Rs.	399,330.8	Rs.	(49,058.2)	Rs.	—	Rs.	350,272.6

Financial liabilities
Derivative financial instruments	Rs.	86,578.6	Rs.	—	Rs.	86,578.6	Rs.	(49,058.2)	Rs.	—	Rs.	37,520.4
Accounts payable		805,574.3		(972.7)		804,601.6		—		—		804,601.6
Loans from banks/financial institutions (short-term)		77,948.8		(16,675.8)		61,273.0		—		—		61,273.0

Total	Rs.	970,101.7	Rs.	(17,648.5)	Rs.	952,453.2	Rs.	(49,058.2)	Rs.	—	Rs.	903,395.0

Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities

The carrying amount of trade receivables and finance receivables along with the associated liabilities is as follows:

	As at March 31,
	2019				2019					2018
Nature of Asset	Carrying amount of asset sold		Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities
	(In millions)
Trade receivables	US$	149.2	US$	149.2	Rs.	10,314.6		Rs.	10,314.6	Rs.	15,074.4		Rs.	15,074.4
Finance receivables	US$	438.7	US$	440.7	Rs.	30,338.3	*	Rs.	30,473.3	Rs.	13,069.1	*	Rs.	13,205.8

*	Net of provision of Rs. 380.3 million and Rs. 226.2 million as at March 31, 2019 and 2018, respectively.

Summary of Gain (Loss) from Cash Flow Hedges Recognized in Other Comprehensive Income and Income Statement

The accumulated gain/losses in hedge reserve and cost of hedge reserve are expected to be recognized in the income statement during the years ending March 31, 2020 to 2024.

	Year ended March 31,
	2019		2019		2018		2017
Fair value gain/(loss) of foreign currency derivative contracts recognized in hedging reserve and cost of hedge reserve	US$	(1,171.2)	Rs.	(80,992.4)	Rs.	94,016.9	Rs.	(249,818.5)
Fair value gain/(loss) of foreign currency bonds recognized in hedging reserve		(136.3)		(9,429.1)		12,435.2		(13,140.7)
Fair value gain/(loss) of cross currency interest rate swaps entered for cash flow hedges of repayment of foreign currency denominated borrowings recognized in hedging reserve		6.4		446.0		(359.0)		—
Fair value gain/(loss) of interest rate swaps entered for cash flow hedges of payment of interest on borrowings that are benchmarked to libor		(8.6)		(595.7)		—		—

Gain/(loss) recognized in hedging reserve and cost of hedge reserve	US$	(1,309.7)		(90,571.2)		106,093.1		(262,959.2)

Gain/(loss) reclassified from Hedging reserve and recognized in ‘Revenue’ in the income statement on occurance of forecast sales	US$	(1,150.0)	Rs.	(79,529.5)	Rs.	(118,767.0)	Rs.	(112,697.8)
Gain/(loss) reclassified out of Hedging reserve and recorded in ‘Raw materials, components and consumables’ in the income statement when forecast purchases affect income statement		—		—		15,674.8		7,553.4
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement on account of forecast transactions no longer expected to occur		(14.9)		(1,033.4)		555.5		(3,673.1)

Gain/(loss) reclassified from other components of equity to income statement	US$	(1,164.9)	Rs.	(80,562.9)	Rs.	(102,536.7)	Rs.	(108,817.5)

Summary of Contractual Maturities of Financial Liabilities

The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2019:

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year		Due after 5th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	791,452.9	Rs.	791,452.9	Rs.	—	Rs.	—	Rs.	—	Rs.	791,452.9	US$	11,444.6
Borrowings and interest thereon		1,070,506.5		398,168.8		184,162.3		438,942.3		195,065.9		1,216,339.3		17,588.6
Other financial liabilities		48,512.5		45,648.1		1,068.5		1,887.4		3,563.2		52,167.2		754.4
Derivative liabilities		74,049.7		47,425.3		28,341.0		13,643.1		3,001.4		92,410.8		1,336.3

Total	Rs.	1,984,521.6	Rs.	1,282,695.1	Rs.	213,571.8	Rs.	454,472.8	Rs.	201,630.5	Rs.	2,152,370.2	US$	31,123.9

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	30,473.3	Rs.	14,824.2	Rs.	10,134.0	Rs.	5,515.1	Rs.	30,473.3	US$	440.7

The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2018:

	Carrying amount		Due in 1st Year		Due in 2nd Year		Due in 3rd to 5th Year		Due after 5th Year		Total contractual cash flows
	(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	853,615.0		Rs. 853,615.0	Rs.	—	Rs.	—	Rs.	—	Rs.	853,615.0
Borrowings and interest thereon		899,664.0		311,803.8		149,973.7		398,648.1		160,292.0		1,020,717.6
Other financial liabilities		49,470.2		46,273.1		1,717.9		1,176.9		1,069.2		50,237.1
Derivative liabilities		86,578.6		62,076.6		29,688.0		12,188.2		1,207.6		105,160.4

Total	Rs.	1,889,327.8	Rs.	1,273,768.5	Rs.	181,379.6	Rs.	412,013.2	Rs.	162,568.8	Rs.	2,029,730.1

	Carrying amount	Due in 1st Year	Due in 2nd Year	Due in 3rd to 5th Year		Total contractual cash flows
(In millions)
Collateralized debt obligations	Rs.13,205.8	Rs.7,280.9	Rs.5,924.9	Rs.	—	Rs.13,205.8

Summary of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments is as follows:

	As at March 31,
	2019		2019		2018
	(In millions)
Foreign currency forward exchange contracts and options	US$	(758.1)	Rs.	(52,426.5)	Rs.	(37,089.3)
Commodity Derivatives		14.7		1,019.5		(2.4)
Others including interest rate and currency swaps		(17.0)		(1,175.9)		3,743.4

Total	US$	(760.4)	Rs.	(52,582.9)	Rs.	(33,348.3)

Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency

	As at March 31,
	2019		2019		2018		2017
	(In millions)
10% depreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	30.9	Rs.	2,136.0	Rs.	71,814.7	Rs.	130,521.6
Gain/(loss) in statement of Profit and loss	US$	13.4	Rs.	925.0	Rs.	(7,371.1)	Rs.	(9,481.3)
10% Appreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	(33.8)	Rs.	(2,335.1)	Rs.	(83,992.3)	Rs.	(129,631.5)
Gain/(loss) in statement of Profit and loss	US$	0.1	Rs.	6.7	Rs.	10,373.6	Rs.	7,679.5

Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge

The details of cash flow hedges entered by the Company to hedge interest rate risk arising on floating rate borrowings and by one of the Company’s subsidiaries to hedge the currency fluctuation of its functional currency (GBP) against foreign currencies to hedge future cash flows arising from revenue and cost of materials is as follows:

Outstanding contracts

	Average strike rate		Nominal amounts		Carrying value
	(in GBP)		(GBP in million)		(in millions)
	as at March 31		as at March 31		as at March 31
	2019	2018	2019	2018	2019		2019		2018
Cash flow hedges of foreign exchange risk on forecast transactions
Foreign currency derivative instruments
Sell - USD
<1 year	0.6756	0.6483	1,584.0	2,257.0	US$	(241.6)	Rs.	(16,706.2)	Rs.	(16,426.7)
Between 1-5 years	0.6989	0.6771	1,945.0	2,988.0		(149.2)		(10,318.2)		(5,075.7)
Sell - Chinese Yuan
<1 year	0.1054	0.1018	2,132.0	2,984.0		(200.2)		(13,848.1)		(27,685.4)
Between 1-5 years	0.1075	0.1051	1,299.0	2,582.0		(56.3)		(3,892.0)		(7,659.6)
Buy - Euro
<1 year	0.8823	0.8521	3,609.0	2,568.0		18.3		1,267.1		12,919.8
Between 1-5 years	0.9192	0.8994	4,030.0	4,490.0		(95.5)		(6,607.3)		13,196.7
Other currencies
<1 year	0.0024	0.0020	1,800.0	1,748.0		2.6		181.0		(5,721.6)
Between 1-5 years	0.0044	0.0033	882.0	1,560.0		14.4		995.6		3,691.4

Total foreign currency derivative instruments			17,281.0	21,177.0	US$	(707.5)	Rs.	(48,928.1)	Rs.	(32,761.0)

Debt instruments denominated in foreign currency
USD
< 1 year	0.7358	0.6727	736.0	471.0	US$	(999.9)	Rs.	(69,148.8)	Rs.	(46,142.3)
Between 1-5 years	—	0.7358	—	736.0		—		—		(65,614.4)

Total debt instruments denominated in foreign currency			736.0	1,207.0	US$	(999.9)	Rs.	(69,148.8)	Rs.	(111,756.7)

Total cash flow hedges of foreign exchange risk on forecast transactions			18,017.0	22,384.0	US$	(1,707.4)	Rs.	(118,076.9)	Rs.	(144,517.7)

Cash flow hedges of foreign exchange risk on recognized debt
Cross currency interest rate swaps
USD
>5 years	0.7592	0.7592	379.6	379.6	US$	14.5	Rs.	1,004.7	Rs.	(2,676.3)
EUR
>5 years	0.8912	—	446.0	—		(19.2)		(1,330.5)		—

Total cross currency interest rate swaps			825.6	379.6	US$	(4.7)	Rs.	(325.8)	Rs.	(2,676.3)

Total cash flow hedges of foreign exchange risk arising from outstanding debt			825.6	379.6	US$	(4.7)	Rs.	(325.8)	Rs.	(2,676.3)

Cash flow hedges of interest rate risk arising on floating rate borrowings

	Average strike rate		Nominal amounts		Carrying value
			(USD in million)		(in millions)
	as at March 31		as at March 31		as at March 31
	2019	2018	2019	2018	2019		2019		2018
Interest rate swaps linked to LIBOR
>5 years	2.86%	—	237.5	—	US$	(8.3)	Rs.	(575.7)	Rs.	—
Total derivatives designated in hedge relationship					US$	(720.5)	Rs.	(49,829.6)	Rs.	(35,437.3)
Total debt instruments designated in hedge relationship					US$	(999.9)	Rs.	(69,148.8)	Rs.	(111,756.7)

Foreign currency exchange rate risk [member]
Statement [line items]
Summary of Foreign Currency Exposure

The following table sets forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2019:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	227,659.7	Rs.	125,940.9	Rs.	19,853.1	Rs.	16,006.7	Rs.	3,398.6	Rs.	27,184.6	420,043.6
Financial liabilities	Rs.	390,892.0	Rs.	322,260.4	Rs.	38,501.1	Rs.	59,269.8	Rs.	4,405.9	Rs.	28,285.3	843,614.5

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Thai baht and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2018:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	135,310.7	Rs.	128,171.7	Rs.	49,977.2	Rs.	15,115.0	Rs.	4,750.2	Rs.	41,652.4	374,977.2
Financial liabilities	Rs.	369,091.0	Rs.	311,926.9	Rs.	53,989.1	Rs.	63,716.6	Rs.	5,456.5	Rs.	35,389.5	839,569.6

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.

The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2017:

	U.S. dollar		Euro		Chinese Renminbi		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	104,987.4	Rs.	98,624.2	Rs.	40,009.6	Rs.	1,279.8	Rs.	44,323.2	Rs.	289,224.2
Financial liabilities	Rs.	375,478.7	Rs.	213,018.3	Rs.	33,991.9	Rs.	5,382.2	Rs.	29,392.5	Rs.	657,263.6

*	Others mainly include currencies such as the Russian rouble, Swiss franc, Australian dollars, South African rand, Singapore Dollars, Thai baht and Korean won.

Not measured at fair value on recurring basis [Member]
Statement [line items]
Summary of Fair Value of Financial Assets and Liabilities

The following table provides an analysis of fair value of financial instruments that are not measured at fair value on recurring basis, grouped into Level 1 to Level 3 categories:

	As at March 31, 2019
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		334,290.5		334,290.5
Other investments		77,455.1		—		38.8		77,493.9

Total	Rs.	77,455.1	Rs.	—	Rs.	334,329.3	Rs.	411,784.4

	US$	1,120.0	US$	—	US$	4,834.5	US$	5,954.5

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		201,502.6		—		201,502.6
Long-term debt (including current portion of long-term debt)		352,851.5		474,906.0		—		827,757.5

Total	Rs.	352,851.5	Rs.	676,408.6	Rs.	—	Rs.	1,029,260.1

	US$	5,102.3	US$	9,781.2	US$	—	US$	14,883.5

	As at March 31, 2018
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		238,235.9		238,235.9
Other investments		—		1,094.0		—		1,094.0

Total	Rs.	—	Rs.	1,094.0	Rs.	238,235.9	Rs.	239,329.9

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		167,948.5		—		167,948.5
Long-term debt (including current portion of long-term debt)		399,497.0		328,423.3		—		727,920.3

Total	Rs.	399,497.0	Rs.	496,371.8	Rs.	—	Rs.	895,868.8

Measured at fair value [Member]
Statement [line items]
Summary of Fair Value of Financial Assets and Liabilities

The main items in this category are unquoted equity shares, measured at fair value through other comprehensive income.

	As at March 31, 2019
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	19,481.9	Rs.	—	Rs.	7,382.6	Rs.	26,864.5
Derivative assets		—		21,466.8		—		21,466.8

Total	Rs.	19,481.9	Rs.	21,466.8	Rs.	7,382.6	Rs.	48,331.3

	US$	281.7	US$	310.5	US$	106.8	US$	698.9

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	74,049.7	Rs.	—	Rs.	74,049.7

Total	Rs.	—	Rs.	74,049.7	Rs.	—	Rs.	74,049.7

	US$	—	US$	1,070.7	US$	—	US$	1,070.7

	As at March 31, 2018
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Available-for-sale financial assets	Rs.	147,007.0	Rs.	—	Rs.	—	Rs.	147,007.0
Unquoted equity investments		—		—		4,076.1		4,076.1
Derivative assets		—		53,230.3		—		53,230.3

Total	Rs.	147,007.0	Rs.	53,230.3	Rs.	4,076.1	Rs.	204,313.4

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	86,578.6	Rs.	—	Rs.	86,578.6

Total	Rs.	—	Rs.	86,578.6	Rs.	—	Rs.	86,578.6

Trade receivables and finance receivables [Member]
Statement [line items]
Summary of Aging of Trade and Finance Receivables

The aging of trade receivables and finance receivables as of balance sheet date is given below. The age analysis have been considered from the due date.

	As at March 31,
	2019		2019		2019		2019	2019		2019		2018	2018		2018
Trade receivables	Gross		Allowance		Net		Gross	Allowance		Net		Gross	Allowance		Net
	(In millions)
Period (in months)
Not due	US$	2,182.0	US$	(4.7)	US$	2,177.4	Rs.150,898.8	Rs.	(324.1)	Rs.150,574.7		Rs.159,519.0	Rs.	(215.7)	Rs.159,303.3
Overdue up to 3 months		449.5		(1.9)		447.6	31,086.5		(131.0)	30,955.5		32,819.4		(371.5)	32,447.9
Overdue 3-6 months		36.4		(2.7)		33.8	2,516.9		(183.7)	2,333.2		2,243.6		(354.8)	1,888.8
Overdue more than 6 months		219.1		(131.0)		88.1	15,160.5		(9,062.2)	6,098.3	*	16,967.8		(11,674.8)	5,293.0	*

Total	US$	2,887.0	US$	(140.3)	US$	2,746.9	Rs.199,662.7	Rs.	(9,701.0)	Rs.189,961.7		Rs.211,549.8	Rs.	(12,616.8)	Rs.198,933.0

*

Trade receivables overdue more than six months include Rs. 5,130.8 million as at March 31, 2019 (Rs. 4,622.2 million as at March 31, 2018) outstanding from state government organizations in India, which are considered recoverable.

The Company makes allowances for losses on its portfolio of finance receivable on the basis of expected future collection from receivables. The future collection are estimated on the basis of past collection trend which are adjusted for changes in current circumstances as well as expected changes in colelction on account of future with respect to certain macro economic factor like GDP growth, fuel price and inflation.

	As at March 31,
	2019		2019		2019		2019	2019	2019	2018	2018		2018
Finance receivables #	Gross		Allowance		Net		Gross	Allowance	Net	Gross	Allowance		Net
	(In millions)
Period (in months)
Not due*	US$	4,863.7	US$	(87.9)	US$	4,775.8	Rs.336,349.5	Rs. (6,082.0)	Rs.330,267.5	Rs.239,142.5	Rs.	(7,443.7)	Rs.231,698.8
Overdue up to 3 months		62.1		(2.8)		59.3	4,294.7	(194.4)	4,100.3	4,526.3		(154.5)	4,371.8
Overdue more than 3 months		56.9		(29.7)		27.2	3,933.2	(2,054.1)	1,879.1	7,038.8		(4,119.7)	2,919.1

Total	US$	4,982.7	US$	(120.4)	US$	4,862.2	Rs.344,577.4	Rs. (8,330.5)	Rs.336,246.9	Rs.250,707.6	Rs.	(11,717.9)	Rs.238,989.7

*	Allowance in the “Not due” category includes allowance against installments pertaining to impaired finance receivables which have not yet fallen due.
#	Finance receivables originated in India.